ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)	Sep. 24, 2021	Apr. 09, 2015	Mar. 18, 2008
Real Messenger Inc [Member]
Equity ownership interest, rate	100.00%
Real Corporation Limited [Member]
Equity ownership interest, rate		100.00%
Hohojo.com Limited [Member]
Equity ownership interest, rate			100.00%